Loans and line of credit	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Loans and line of credit

Note 27.     Loans and line of credit

Standby Equity Distribution Agreement with YA II PN, Ltd.

On February 08, 2018 WISeKey entered into a Standby Equity Distribution Agreement (“SEDA”) with YA II PN, Ltd., a fund managed by Yorkville Advisors Global, LLC (“Yorkville”). Under the terms of the SEDA as amended, Yorkville has committed to provide WISeKey, upon a drawdown request by WISeKey, up to CHF 50,000,000 in equity financing originally over a three-year period ending March 01, 2021, now over a period of five years ending March 31, 2023 in line with the amendment signed by the parties on March 04, 2020. Provided that a sufficient number of Class B Shares is provided through share lending, WISeKey has the right to make drawdowns under the SEDA, at its discretion, by requesting Yorkville to subscribe for (if the Class B Shares are issued out of authorized share capital) or purchase (if the Class B Shares are delivered out of treasury) Class B Shares worth up to CHF 5,000,000 by drawdown, subject to certain exceptions and limitations (including the exception that a drawdown request by WISeKey shall in no event cause the aggregate number of Class B Shares held by Yorkville to meet or exceed 4.99% of the total number of shares registered with the commercial register of the Canton of Zug). The purchase price will be 93% of the relevant market price at the time of the drawdown, determined by reference to a ten-day trading period following the draw down request by WISeKey.

The instrument was assessed under ASC 815 as an equity instrument. WISeKey paid a one-time commitment fee of CHF 500,000 (USD 524,231 at historical rate) on April 24, 2018 in 100,000 WIHN Class B Shares. In line with ASU 2015-15 the commitment fee was capitalized as deferred charges to be amortized over the original duration of the contract as a reduction of equity.

In 2018, WISeKey made 4 drawdowns for a total of CHF 1,749,992 (USD 1,755,378 at historical rate) in exchange for a total of 540,539 WIHN Class B Shares issued out of authorized share capital or treasury share capital.

In 2019, WISeKey made 5 drawdowns for a total of CHF 1,107,931 (USD 1,111,764 at historical rate) in exchange for a total of 490,814 WIHN Class B Shares issued out of treasury share capital.

In 2020, WISeKey made 6 drawdowns for a total of CHF 1,134,246 (USD 1,208,569 at historical rate) in exchange for a total of 889,845 WIHN Class B Shares issued out of treasury share capital.

In 2021, WISeKey made one drawdown on April 15, 2021 for CHF 363,876 (USD 380,568 at historical rate) in exchange for 219,599 WIHN Class B Shares issued out of treasury share capital.

The amortization charge for the capitalized fee recognized in APIC amounted to USD 30,188 for the year 2021. As at December 31, 2021, the deferred charge balance was fully amortized.

As at December 31, 2021, the outstanding equity financing available was CHF 45,643,955.

Facility Agreement with YA II PN, Ltd.

On September 28, 2018, WISeKey entered into short-term Facility Agreement (the “Yorkville Loan”) with Yorkville to borrow USD 3,500,000 repayable by May 1, 2019 in monthly cash instalments starting in November 2018. The loan bore an interest rate of 4% per annum payable monthly in arrears. A fee of USD 140,000 and debt issuance costs of USD 20,000 were paid at inception.

The debt instrument was assessed as a term debt. A discount of USD 160,000 was recorded at inception and was amortized using the effective interest method over the life of the debt.

The remaining loan balance at December 31, 2018 was USD 2,717,773 including unamortized debt discount of USD 57,007.

The discount amortization expense recorded for the period to December 31, 2018 was USD 102,993.

In the period to December 31, 2018, WISeKey repaid USD 725,220 of the principal loan amount in cash.

On June 27, 2019, WISeKey entered into the First Yorkville Convertible Loan, a Convertible Loan Agreement with Yorkville to borrow USD 3,500,000 repayable by August 1, 2020 in monthly instalments starting in August 1, 2019 either in cash or in WIHN Class B Shares. The loan bore an interest rate of 6% per annum payable monthly in arrears. Total fees of USD 160,000 were paid at inception.

The conversion option into WIHN Class B shares was exercisable at the election of Yorkville at each monthly repayment date, covering any amount outstanding, be it principal and/or accrued interests. The initial exercise price was set at CHF 3.00 per WIHN Class B Share but could be adjusted as a result of specific events so as to prevent any dilutive effect. The events triggering anti-dilution adjustments were: (a) increase of capital by means of capitalization of reserves, profits or premiums by distribution of WIHN Shares, or division or consolidation of WIHN Shares, (b) issue of WIHN shares or other securities by way of conferring subscription or purchase rights, (c) spin-offs and capital distributions other than dividends, and (d) dividends.

At the date of inception of the First Yorkville Convertible Loan, on June 27, 2019, an unpaid balance of USD 500,000 remained on the Yorkville Loan and was rolled into the First Yorkville Convertible Loan. There was no unamortized debt discount on the Yorkville Loan as it was amortized in accordance with the planned repayment schedule, i.e., by May 01, 2019.

In line with ASC 470-50, we compared the present value of the new debt (the First Yorkville Convertible Loan) to the present value of the old debt (the Yorkville Loan) using the net method and concluded that the difference was below the 10% threshold. Therefore, the First Yorkville Convertible Loan was analyzed as a debt modification and accounted for under ASC 470-50-40-14.

In line with ASU 2014-16, the First Yorkville Convertible Loan was assessed as a hybrid instrument, being a debt instrument with an equity-linked component (the conversion option). Per ASC 815-10, the embedded conversion option met the definition of a derivative and was accounted for separately, thereby creating a debt discount.

The derivative liability component (the conversion option) was fair valued using a binomial lattice model, building in quoted market prices of WIHN Class B Shares, and inputs such as time value of money, volatility, and risk-free interest rates. It was valued at inception at USD 257,435, and was allocated between current and noncurrent on a prorata temporis basis according to the monthly repayment schedule. The derivative component will be revalued at fair value at each reporting date in line with ASC 815-15-30-1.

On the date of the agreement, WISeKey signed an option agreement granting Yorkville the option to acquire up to 500,000 WIHN Class B Shares at an exercise price of CHF 3.00, exercisable between June 27, 2019 and June 27, 2022. In order to prevent any dilutive effect, the exercise price could be adjusted as a result of the same specific events listed above as adjustments to the conversion price of the principal amount. In line with ASC 470-20-25-2, the proceeds from the convertible debt with a detachable warrant was allocated to the two elements based on the relative fair values of the debt instrument net of the warrant and the embedded conversion separated out on the one side, and the warrant at time of issuance on the other side. The option agreement was assessed as an equity instrument and was fair valued at grant for an amount of USD 373,574 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant, June 27, 2019, of CH 2.35. The fair value of the debt was calculated using the discounted cash flow method as USD 3,635,638. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the option agreement created a debt discount on the debt host in the amount of USD 326,126, and the credit entry was booked in APIC.

As a result of the above accounting entries, the total debt discount recorded at inception was USD 743,561, made up of USD 160,000 fees to Yorkville, USD 257,435 from the bifurcation of the embedded conversion option into derivative liabilities, and USD 326,126 from the recognition of the warrant agreement.

On March 04, 2020, WISeKey entered into the Second Yorkville Convertible Loan with Yorkville to borrow USD 4,000,000 repayable by April 30, 2021 in monthly instalments starting on March 30, 2020 either in cash or in WIHN class B Shares. The loan bore an interest rate of 6% per annum payable monthly in arrears. Total fees of USD 68,000 were paid in monthly instalments over the life of the loan.

The conversion option into newly issued or existing WIHN Class B Shares was exercisable at the election of Yorkville at any time until all amounts were repaid in full, covering any amount outstanding, be it principal and/or accrued interests. The initial exercise price was set at CHF 3.00 per WIHN Class B Share but could be adjusted as a result of specific events so as to prevent any dilution effect. The events triggering anti-dilution adjustments were: (a) increase of capital by means of capitalization of reserves, profits or premiums by distribution of WIHN Shares, or division or consolidation of WIHN Shares, (b) issue of WIHN shares or other securities by way of conferring subscription or purchase rights, (c) spin-offs and capital distributions other than dividends, and (d) dividends.

At the date of inception of the Second Yorkville Convertible Loan on March 04, 2020, an unpaid balance of USD 2,300,000 and an unamortized debt discount of USD 104,469 remained on the Yorkville Convertible Loan.

Per ASC 470-50, we compared the present value of the new debt (the Second Yorkville Convertible Loan) to the present value of the old debt (the Yorkville Convertible Loan) using the net method and concluded that the difference was below the 10% threshold. Therefore, the Second Yorkville Convertible Loan was analyzed as a debt modification and accounted for under ASC 470-50-40-14.

In line with ASU 2014-16, the convertible note was assessed as a hybrid instrument, being a debt instrument with an equity-linked component (the conversion option). Per ASC 815-10, the embedded conversion option met the definition of a derivative and was accounted for separately, thereby creating a debt discount.

The derivative liability component (the conversion option) was fair valued using a binomial lattice model, building in quoted market prices of WIHN Class B Shares, and inputs such as time value of money, volatility, and risk-free interest rates. It was valued at inception at USD nil. The derivative component was revalued at fair value at each reporting date in line with ASC 815-15-30-1 and allocated between current and noncurrent on a prorata temporis basis according to the monthly repayment schedule (see Note 6).

In 2020, WISeKey’s repayments amounted to a total of USD 2,307,021.

In the year to December 31, 2021, WISeKey repaid the full remaining balance of the loan of USD 1,692,979 and recorded in the income statement a net gain/loss on derivative of USD nil and a net debt discount amortization expense of USD 82,560. As at December 31, 2021, the outstanding balance of the loan, and the carrying balances of the loan, the unamortized debt discount and the derivative component measured at fair value were USD nil. No conversion rights were exercised in 2021.

Credit Agreement with ExWorks Capital Fund I, L.P

On April 04, 2019 WISeCoin AG (“WISeCoin”), an affiliate of the Company, signed a credit agreement with ExWorks. Under this credit agreement, WISeCoin was granted a USD 4,000,000 term loan and may add up to USD 80,000 accrued interest to the loan principal, hence a maximum loan amount of USD 4,080,000. The loan bears an interest rate of 10% p.a. payable monthly in arrears. The maturity date of the arrangement is April 04, 2020 therefore all outstanding balances are classified as current liabilities in the balance sheet. ExWorks can elect to have part of or all of the principal loan amount and interests paid either in cash or in WISeCoin Security Tokens (the “WCN Token”) as may be issued by WISeCoin from time to time. As at June 30, 2019, the conversion price is set at CHF 12.42 per WCN Token based on a non-legally binding term sheet.

Under the terms of the credit agreement, WISeCoin is required to not enter into agreements that would result in liens on property, assets or controlled subsidiaries, in indebtedness other than the exceptions listed in the credit agreement, in mergers, consolidations, organizational changes except with an affiliate, contingent and third party liabilities, any substantial change in the nature of its business, restricted payments, insider transactions, certain debt payments, certain agreements, negative pledge, asset transfer other than sale of assets in the ordinary course of business, or holding or acquiring shares and/or quotas in another person other than WISeCoin R&D. Furthermore, WISeCoin is required to maintain its existence, pay all taxes and other liabilities.

Borrowings under the line of credit are secured by first ranking security interests on all material assets and personal property of WISeCoin, and a pledge over the shares in WISeCoin representing 90% of the capital held by the Company. Under certain circumstances, additional security may be granted over the intellectual property rights of WISeCoin and WISeCoin R&D, and the shares held by WISeCoin in WISeCoin R&D.

Total debt issue costs of USD 160,000 were recorded as debt discount and amortized over the duration of the loan. As at December 31, 2020, the debt discount was fully amortized.

As at December 31, 2021, the loan had not been repaid and the outstanding borrowings were USD 4,030,000, meaning that the loan is past due under the terms of the credit agreement with ExWorks. The Company is currently in negotiation with ExWorks regarding a potential sale of its investment in Tarmin, a Company in which ExWorks is also a significant shareholder (see Note 21). It is the view of the management of the Company that the sale of the investment in Tarmin and the repayment of the credit agreement are codependent and therefore the loan will be repaid at such time as the investment is sold. ExWorks continues to charge interest on the loan at the rate of 10% p.a. and has not launched any formal recovery proceedings as of the date of this report.

Credit Agreement with Long State Investment Limited

On December 16, 2019, WISeKey entered into a Convertible Term Loan Facility Agreement (the “LSI Convertible Facility”) with Long State Investment Limited (“LSI”), a Hong Kong-based investment company, to borrow up to CHF 30 million. Under the terms of the LSI Convertible Facility, WISeKey will be able to drawdown individual term loans of up to CHF 500,000 or, if so agreed between the parties, up to CHF 2.5 million at an interest rate of 1.5% p.a., up to an aggregate amount of CHF 30 million over a commitment period of 24 months. LSI will have the right to convert a drawdown tranche into WIHN Class B Shares or, if so agreed among the parties and permitted by law, into American Depositary Shares (“ADSs”) representing WIHN Class B Shares, within a period of 21 SIX trading days after each individual drawdown at 95% of the higher of (i) the then prevailing market rate and (ii) the minimum conversion price of CHF 1.80. Any term loan not converted by LSI initially will automatically convert into WIHN Class B Shares, or ADSs, 20 SIX trading days before the expiration of the commitment period at the applicable conversion price. Under certain circumstances, interest payments may be “paid in kind” by capitalizing such interest and adding to it the aggregate principal balance of the loan outstanding.

Under the arrangement, WISeKey and LSI plan to establish a Joint Venture in Hong Kong in the first quarter of 2020 to focus on business opportunities in Asia. A memorandum of understanding has been executed between WISeKey and LSI to that effect.

Due to LSI’s option to convert the loan in part at each drawdown before maturity, the LSI Convertible Facility was assessed as a debt instrument with an embedded put option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the LSI Convertible Facility will be accounted for as a liability measured at fair value using the discounted cash flow method for each term loan (corresponding to each drawdown).

Total debt issue costs amounting to CHF 56,757 in legal fees and expense allowance were paid by WISeKey in 2019 and 2020, and a commitment fee payable in 400,000 WIHN Class B Shares was settled on January 23, 2020 with a fair value of CHF 759,200 based on the market price of the WIHN shares at settlement. The debt issue costs and commitment fee will be recorded as a debt discount proportionately to each drawdown. However, as at December 31, 2020, WISeKey had not yet drawn down on the LSI Convertible Facility, therefore, in application of ASC 340-10-S99-1, WISeKey accounted for the debt issue costs of CHF 56,757 and the commitment fee of CHF 759,200 as a deferred asset to be amortized on a straight-line basis over the access period of the LSI Convertible Facility.

In 2020 and 2021, WISeKey did not make any drawdowns under the LSI Convertible Facility.

The amortization charge for the capitalized costs and fee recognized in APIC amounted to CHF 372,473 (USD 407,559) for the year to December 31, 2021 and the deferred charge balance was fully amortized as at December 31, 2021.

The LSI Convertible Facility expired on December 16, 2021.

Loan Agreements with UBS SA

On March 26, 2020, two members of the Group entered into the Covid loans to borrow funds under the Swiss Government supported COVID-19 Credit Facility with UBS SA. Under the terms of the Agreement, UBS has lent such Group members a total of CHF 571,500. The loans are repayable in full by March 30, 2028, as amended, being the eighth anniversary of the date of deposit of the funds by UBS. Semi-annual repayments should start by March 31, 2022 and will be spread on a linear basis over the remaining term. The full repayment of the loans is permitted at any time. The interest rate is determined by Swiss COVID-19 Law and currently the Covid loans carry an interest rate of 0%. There were no fees or costs attributed to the Covid loans and as such there is no debt discount of debt premium associated with the loan facility.

Under the terms of the loans, the relevant companies are required to use the funds solely to cover the liquidity requirements of the Company. In particular, the Company cannot use the funds for the distribution of dividends and directors' fees as well as the repayment of capital contributions, the granting of active loans; refinancing of private or shareholder loans; the repayment of intra-group loans; or the transfer of guaranteed loans to a group company not having its registered office in Switzerland, whether directly or indirectly linked to applicant.

During the year to December 31, 2021, WISeKey repaid CHF 70,000 out of the loans. Therefore, as at December 31, 2021, the outstanding balance on the loans was CHF 501,500 (USD 550,008).

Credit Agreement with Nice & Green SA

On May 18, 2020, the Group entered into the Nice & Green Facility, an Agreement for the Issuance and Subscription of Convertible Notes with Nice & Green pursuant to which WISeKey has the right to draw down up to a maximum of CHF 10 million during a commitment period of 24 months commencing on May 20, 2020, in up to 25 tranches based upon 60% of the traded volume of the WIHN Class B Share on the SIX Swiss Stock Exchange over the 5 trading days preceding the subscription date. Each tranche is divided into 25 convertible notes that do not bear interest. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 12 months from issuance (the “Nice & Green Conversion Period”). Conversion takes place upon request by Nice & Green during the Nice & Green Conversion Period, but in any case, no later than at the expiry of the Nice & Green Conversion Period, at a conversion price of 95% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date.

Due to Nice & Green’s option to convert the loan in part at any time before maturity, and as there is no limit on the number of shares to be delivered, the Nice & Green Facility was assessed as a share-settled debt instrument with an embedded put option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the Nice & Green Facility will be accounted for as a liability measured at cost for each term loan (corresponding to each drawdown).

Per the terms of the Nice & Green Facility, WISeKey pays to Nice & Green, in cash, a commitment fee of 5% of the amount of each subscription which will be recorded as a debt discount against each subscription (principal). Nice & Green also undertake to pay to WISeKey an incentive fee equal to 10% of the positive difference between the net capital gain and the net capital loss generated by Nice & Green on the sales of WIHN Class B Shares. The incentive fee income is recorded in the income statement in other non-operating income.

In 2020, WISeKey subscribed for a total of CHF 8,916,889 (USD 9,693,283 at historical rate) which was fully converted in the year 2020.

As at December 31, 2020, the outstanding Nice & Green Facility available was CHF 1,083,111 (USD 1,224,832) and there were no unconverted outstanding loan amounts.

During the year to December 31, 2021 the Group did not make any subscription under the Nice & Green Facility. Therefore, as at December 31, 2021 the outstanding Nice & Green Facility available was CHF 1,083,111 (USD 1,187,876) and there were no unconverted outstanding loan amounts.

Convertible Loan with Crede CG III, Ltd

On August 07, 2020, WISeKey entered into Convertible Loan Agreement (the “Crede Convertible Loan”) with Crede CG III, Ltd (“Crede”) for an amount of USD 5 million. The funds were made available on September 23, 2020. The loan bears a 5% p.a. interest rate, payable in arrears on a quarterly basis starting September 30, 2020, and is repayable in WIHN Class B Shares any time between September 23, 2020 and the maturity date of August 07, 2022, at Crede’s election. Accrued interests are payable, at WISeKey’s sole election, either in cash or in WIHN Class B Shares. The conversion price applicable to the prepayment of the principal amount or accrued interest is calculated as 92% of the lowest daily volume weighted average share prices quoted on the SIX Stock Exchange during the 10 trading days immediately preceding the relevant conversion date or interest payment date respectively, disregarding any day on which Crede (or its Affiliates or related party) has effected any trade, converted into USD at the exchange rate reported by Bloomberg at 9 a.m. Swiss time on the relevant conversion date or interest payment date.

Due to Crede’s option to convert the loan in part or in full at any time before maturity, the Crede Convertible Loan was assessed as a share-settled debt instrument with an embedded put option. Because the value that Crede will receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the Crede Convertible Loan was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

On the date of the Crede Convertible Loan, WISeKey signed a warrant agreement granting Crede the option to acquire up to 1,675,885 WIHN Class B Shares at an exercise price set initially at CHF 1.65 but revised down to CHF 1.375 in an amendment signed by both parties on September 18, 2020, exercisable between September 24, 2020 and September 14, 2023. Per the warrant agreement’s term, the date of grant under US GAAP is September 14, 2020 upon issuance of a Tax Ruling from the Swiss Federal Tax Administration and the Zug tax authority. In line with ASC 470-20-25-2, the proceeds from the convertible debt with a detachable warrant was allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 866,046 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of the amendment, September 18, 2020, of CHF 1.25. The fair value of the debt was calculated using the discounted cash flow method as USD 5,387,271. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 692,469, and the credit entry was booked in APIC.

In 2020, Crede issued two exercise notices under the Crede Convertible Loan, resulting in conversions for a total of 769,333 WIHN Class B Shares for a total conversion of USD 784,880.

In 2021, Crede issued two exercise notices under the Crede Convertible Loan, resulting in the following conversions:

-	On January 4, 2021, for 1,000,000 WIHN Class B Shares delivered on January 6th, 2021 for a conversion of USD 1,038,627.

-	On February 16, 2021, for 3,058,358 WIHN Class B Shares delivered on February 17th, 2021 for a conversion of USD 3,176,493.

The loan was fully converted with the last conversion on February 16, 2021. Therefore, there was no outstanding balance on this loan as at December 31, 2021.

For the year 2021, the Group recorded a net debt discount amortization expense in the income statement of USD 30,082.

Credit Agreement with GLOBAL TECH OPPORTUNITIES 8

On December 08, 2020, WISeKey entered into an Agreement for the Issuance and Subscription of Convertible Notes (the "GTO Facility") with GLOBAL TECH OPPORTUNITIES 8 ("GTO"), Grand Cayman, Cayman Islands, pursuant to which GTO commits to grant a loan to WISeKey for up to a maximum amount of CHF 15.5 million divided into tranches of variable sizes, during a commitment period of 18 months ending June 09, 2022. The dates and amounts of the first 3 tranches were agreed in advance in the GTO Facility agreement; for the remaining facility, GTO has the right to request the subscription of 2 tranches, all other tranches are to be subscribed for by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of CHF 10,000 each that do not bear interest. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 12 months from issuance (the “GTO Conversion Period”). Conversion takes place upon request by GTO during the GTO Conversion Period, but in any case no later than at the expiry of the GTO Conversion Period, at a conversion price of the higher of (i) CHF 0.05 and (ii) 97% of the average of the 5 lowest closing volume-weighted average price of a Class B Share as traded on the SIX Swiss Exchange during the 20 trading days preceding the relevant conversion date.

Due to GTO’s option to convert the loan in part or in full at any time before maturity, the GTO Facility was assessed as a share-settled debt instrument with an embedded put option. Because the value that GTO will receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the GTO Facility was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Debt issue costs made up of legal expenses of commitment fee of CHF 697,500, representing 4.5% of the maximum GTO Facility, were due to GTO at inception, payable throughout the commitment period but no later than June 08, 2022. At inception on December 08, 2020, in application of ASC 340-10-S99-1, WISeKey accounted for the debt issue costs of and the commitment fee of CHF 697,500 as a deferred asset to be amortized on a straight-line basis over the commitment period (access period) of the GTO Facility. Upon subscription of each tranche, the debt issue costs and commitment fee are recorded as a debt discount proportionately to each tranche amount.

Additionally, per the terms of the GTO Facility, upon each tranche subscription, WISeKey will grant GTO the option to acquire WIHN Class B Shares at an exercise price of the higher of (a) 120% of the 5-trading day VWAP of the WIHN Class B Shares on the SIX Swiss Stock Exchange over the 5 trading days immediately preceding the relevant subscription request and (b) CHF 1.50 (the “GTO Warrant Exercise Price”). The number of options granted at each tranche subscription is calculated as 15% of the principal amount of each Tranche divided by the GTO Warrant Exercise Price. Each warrant agreement has a 5-year exercise period starting on the relevant subscription date. In line with ASC 470-20-25-2, for each subscription, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the option agreement is fair valued at grant using the Black-Scholes model and the market price of WIHN Class B Shares on the date of the subscription. The fair value of the debt is calculated using the discounted cash flow method.

In 2020, WISeKey subscribed for a total of CHF 4,660,000 (USD 5,240,772 at historical rate).

During the year ended December 31, 2021, the Group made a total of four subscriptions for a total of CHF 10,840,000 (USD 11,872,396 at historical rate) under the terms of the GTO Facility. Per the terms of the GTO Facility, WISeKey issued GTO with 458,332 warrants on WIHN Class B Shares at an exercise price of CHF 1.584, 102,599 warrants at an exercise price of CHF 2.193, 187,188 warrants at an exercise price of CHF 2.40, and 105,042 warrants at an exercise price of CHF 2.142. The warrant agreements were all assessed as equity instruments and were fair valued at grant at an aggregate amount of CHF 924,956 (USD 1,011,033) using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant. For each subscription, the fair value of the debt was calculated using the discounted cash flow method then, applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host and the credit entry was booked in APIC. The cumulated fair value of the debt for the four subscriptions was CHF 10,452,997 (USD 11,448,534), with a cumulated debt discount of CHF 886,538 (USD 970,929).

During the year ended December 31, 2021, GTO converted a total of CHF 14,750,000 (USD 16,188,524 at historical rates), resulting in the delivery of a total of 13,328,694 WIHN Class B Shares. A debt discount charge of CHF 23,656 (USD 25,884) and deferred charges in the amount of CHF 70,604 (USD 77,255) were amortized to the income statement, and unamortized debt discounts totaling CHF 1,634,628 (USD 1,792,739) were booked to APIC on conversions as per ASC 470-02-40-4.

As at December 31, 2021, the GTO Facility had been fully utilized, there were no unconverted convertible notes outstanding, the debt discount was fully amortized, and the deferred charge balance was CHF nil.

Credit Agreement with L1 Capital Global Opportunities Master Fund

On June 29, 2021, WISeKey entered into the L1 Facility, an Agreement for the Subscription of up to USD 22M Convertible Notes with L1 Capital, pursuant to which L1 commits to grant a loan to WISeKey for up to a maximum amount of USD 22 million divided into tranches of variable sizes, during a commitment period of 24 months ending June 28, 2023. The L1 Initial Tranche was agreed in the L1 Facility agreement as USD 11 million to be funded on June 29, 2021. For the remaining facility, WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance (the “L1 Conversion Period”). Conversion takes place upon request by L1 during the L1 Conversion Period, but in any case no later than at the expiry of the L1 Conversion Period. Each calendar month, L1 can request conversion of up to 12.5% of the principal amount of all issued tranches at a conversion price of 95% of the lowest daily volume-weighted average price of a Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date, and , should L1 wish to convert more than 12.5% of the principal amount of all issued tranches in a calendar month, the conversion price for the additional converted amounts is set at the higher of (i) the Fixed Conversion price applicable to relevant tranche, and (ii) 95% of the lowest daily volume-weighted average price of a Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date (the “Original L1 Conversion Price”).

Due to L1’s option to convert the loan in part or in full at any time before maturity, the L1 Facility was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that L1 will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the L1 Facility was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Debt issue costs made up of legal expenses of USD 36,745, a commission of USD 802,500 to the placement agent, a fee of USD 220,000 to L1 representing 2% of the principal value of the initial tranche, and a subscription fee of USD 220,000 to L1 representing 2% of the principal value of the initial tranche payable in WIHN Class B Shares were due upon issuance of the Initial Tranche and recorded as a debt discount against the L1 Initial Tranche principal amount. The subscription fee was paid in 145,953 WIHN Class B Shares and was fair valued at CHF 183,901 (USD 200,871) based on the market value of the shares at issuance. Upon subscription of each subsequent tranche under the L1 Facility, debt issue costs corresponding to the fair value of the L1 subscription fee payable in WIHN Class B Shares representing 2% of the principal value of the subscribed funds and an L1 fee representing 2% of the principal value of the subscribed funds will be recorded as a debt discount against each tranche.

On September 27, 2021, WISeKey and L1 entered into the L1 First Amendment, pursuant to which WISeKey has the right to request L1 to subscribe for four L1 Accelerated Tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The terms and conditions of the L1 Accelerated Tranches issued under the L1 First Amendment remain the same as the terms and conditions of the L1 Facility except for the conversion price of the L1 Accelerated Tranches which is set at 90% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date, regardless of the conversion amount (the “New L1 Conversion Price”).

In line with ASC 470-50-15-3, the New L1 Conversion Price under the L1 First Amendment was assessed as a change to the conversion privileges provided in the L1 Facility for the purpose of inducing conversion, whereby the New L1 Conversion Price provides a reduction of the Original L1 Conversion Price and results in the issuance of additional WIHN Class B Shares, which is governed by ASC 470-20-40. Therefore, in line with ASC 470-20-40-16 and ASC 470-20-40-17, for conversions of L1 Accelerated Tranches, we recognize the fair value of the additional shares delivered by applying the New L1 Conversion Price in comparison with the Original L1 Conversion Price as an expense to the income statement classified as debt conversion expense.

Additionally, per the terms of the L1 Facility, upon each tranche subscription under the L1 Facility and the L1 First Amendment, WISeKey will grant L1 the option to acquire WIHN Class B Shares at an exercise price of the higher of (a) 1.5 times the 5-trading day volume-weighted average price of the WIHN Class B Shares on the SIX Swiss Stock Exchange immediately preceding the tranche closing date and (b) CHF 5.00. The number of warrants granted at each tranche subscription is calculated as 25% of the principal amount of each tranche divided by the volume-weighted average price of the trading day immediately preceding the tranche closing date. Each warrant agreement has a 3-year exercise period starting on the relevant subscription date. In line with ASC 470-20-25-2, for each subscription, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the warrant agreement is fair valued at grant using the Black-Scholes model and the market price of WIHN Class B Shares on the date of the subscription. The fair value of the debt is calculated using the discounted cash flow method.

During the year to December 31, 2021, WISeKey made a total of six subscriptions under the L1 Facility and the L1 First Amendment as follows:

-	The L1 Initial Tranche for convertibles notes in the amount of USD 11 million was issued on June 29, 2021. The funds were received on July 1, 2021. On June 29, 2021, in line with the terms of the L1 Facility, WISeKey issued L1 with 1,817,077 warrants on WIHN Class B Sharess at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 296,208 using the Black-Scholes model and the market price of WIHN Class B Sharess on the date of grant of CHF 1.39. The fair value of the debt was calculated using the discounted cash flow method as USD 11,354,678. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 279,660, and the credit entry was booked in APIC.

-	On September 28, 2021, an L1 Accelerated Tranche for convertibles notes in the amount USD 1 million. The funds were received on September 30, 2021. On September 28, 2021, in line with the terms of the L1 Facility, WISeKey issued L1 with 173,267 warrants on WIHN Class B Sharess at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 35,462 using the Black-Scholes model and the market price of WIHN Class B Sharess on the date of grant of CHF 1.25. The fair value of the debt was calculated using the discounted cash flow method as USD 1,077,265. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 31,869, and the credit entry was booked in APIC.

-	On October 20, 2021, an L1 Accelerated Tranche for convertibles notes in the amount USD 1 million. The funds were received on October 21, 2021. On October 20, 2021, in line with the terms of the L1 Facility, WISeKey issued L1 with 207,726 warrants on WIHN Class B Sharess at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 33,877 using the Black-Scholes model and the market price of WIHN Class B Sharess on the date of grant of CHF 1.12. The fair value of the debt was calculated using the discounted cash flow method as USD 1,077,408. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 30,485, and the credit entry was booked in APIC.

-	On October 27, 2021, an L1 Accelerated Tranche for convertibles notes in the amount USD 2 million. The funds were received on October 28, 2021. On October 27, 2021, in line with the terms of the L1 Facility, WISeKey issued L1 with 384,261 warrants on WIHN Class B Sharess at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 62,777 using the Black-Scholes model and the market price of WIHN Class B Sharess on the date of grant of CHF 1.12. The fair value of the debt was calculated using the discounted cash flow method as USD 2,154,556. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 56,624, and the credit entry was booked in APIC.

-	On November 5, 2021, an L1 Accelerated Tranche for convertibles notes in the amount USD 1 million. The funds were received on November 9, 2021. On November 5, 2021, in line with the terms of the L1 Facility, WISeKey issued L1 with 209,287 warrants on WIHN Class B Sharess at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 29,792 using the Black-Scholes model and the market price of WIHN Class B Sharess on the date of grant of CHF 1.075. The fair value of the debt was calculated using the discounted cash flow method as USD 1,077,708. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 26,900, and the credit entry was booked in APIC.

-	On December 21, 2021, an L1 Accelerated Tranche for convertibles notes in the amount USD 1 million. The funds were received on December 22, 2021. On December 21, 2021, in line with the terms of the L1 Facility, WISeKey issued L1 with 287,345 warrants on WIHN Class B Sharess at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 21,756 using the Black-Scholes model and the market price of WIHN Class B Sharess on the date of grant of CHF 0.814. The fair value of the debt was calculated using the discounted cash flow method as USD 1,077,404. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 19,793, and the credit entry was booked in APIC.

During the year ended December 31, 2021, L1 converted a total of USD 8.2 million out of the L1 Initial Tranche and USD 5.3 million out of the L1 Accelerated Tranches, resulting in the delivery of a total of 11,858,831 WIHN Class B Sharess. A debt discount charge of USD 185,528 was amortized to the income statement, a debt conversion expense of USD 325,424 was recorded in the income statement, and unamortized debt discounts totaling USD 1,376,983 were booked to APIC on conversions as per ASC 470-02-40-4.

As at December 31, 2021, the outstanding L1 Facility available was USD 5 million. Convertible notes in an aggregate amount of USD 3.5 million remained unconverted and the unamortized debt discount balance was USD 388,403, hence a carrying value of USD 3,111,597 as at December 31, 2021.

Credit Agreement with Anson Investments Master Fund LP

On June 29, 2021, WISeKey entered into an Agreement for the Issuance and Subscription of Convertible Notes (the “Anson Facility”) with Anson Investments Master Fund LP (“Anson”), pursuant to which Anson commits to grant a loan to WISeKey for up to a maximum amount of USD 22 million divided into tranches of variable sizes, during a commitment period of 24 months ending June 28, 2023. The initial tranche was agreed in the Anson Facility agreement as USD 11 million to be funded on June 29, 2021. For the remaining facility, WISeKey has the right to request Anson to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance (the “Anson Conversion Period”). Conversion takes place upon request by Anson during the Anson Conversion Period, but in any case no later than at the expiry of the Anson Conversion Period. Each calendar month, Anson can request conversion of up to 12.5% of the principal amount of all issued tranches at a conversion price of 95% of the lowest daily volume-weighted average price of a Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date, and, should Anson wish to convert more than 12.5% of the principal amount of all issued tranches in a calendar month, the conversion price for the additional converted amounts is set at the higher of (i) the Fixed Conversion price applicable to relevant tranche, and (ii) 95% of the lowest daily volume-weighted average price of a Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date (the “Original Anson Conversion Price”).

Due to Anson’s option to convert the loan in part or in full at any time before maturity, the Anson Facility was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that Anson will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the Anson Facility was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Debt issue costs made up of legal expenses of USD 4,197, a commission of USD 802,500 to the placement agent, a fee of USD 220,000 to Anson representing 2% of the principal value of the initial tranche, and a subscription fee of USD 220,000 to Anson representing 2% of the principal value of the initial tranche payable in WIHN Class B Shares were due upon issuance of the Anson Initial Tranche and recorded as a debt discount against the Anson Initial Tranche principal amount. The subscription fee was paid in 145,953 WIHN Class B Shares and was fair valued at CHF 183,901 (USD 200,871) based on the market value of the shares at issuance. Upon subscription of each subsequent tranche under the Anson Facility, debt issue costs corresponding to the fair value of the Anson subscription fee payable in WIHN Class B Shares representing 2% of the principal value of the subscribed funds and an Anson fee representing 2% of the principal value of the subscribed funds will be recorded as a debt discount against each tranche.

On September 27, 2021, WISeKey and Anson entered into the Anson First Amendment, pursuant to which WISeKey has the right to request Anson to subscribe for four Anson Accelerated Tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The terms and conditions of the Anson Accelerated Tranches issued under the Anson First Amendment remain the same as the terms and conditions of the Anson Facility except for the conversion price of the Anson Accelerated Tranches which is set at 90% of the lowest daily volume-weighted average price of a Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date, regardless of the conversion amount (the “New Anson Conversion Price”).

In line with ASC 470-50-15-3, the New Anson Conversion Price under the Anson First Amendment was assessed as a change to the conversion privileges provided in the Anson Facility for the purpose of inducing conversion, whereby the New Anson Conversion Price provides a reduction of the Original Anson Conversion Price and results in the issuance of additional WIHN Class B Shares, which is governed by ASC 470-20-40. Therefore, in line with ASC 470-20-40-16 and ASC 470-20-40-17, for conversions of Anson Accelerated Tranches, we recognize the fair value of the additional shares delivered by applying the New Anson Conversion Price in comparison with the Original Anson Conversion Price as an expense to the income statement classified as debt conversion expense.

Additionally, per the terms of the Anson Facility, upon each tranche subscription under the Anson Facility and the Anson First Amendment, WISeKey will grant Anson the option to acquire WIHN Class B Shares at an exercise price of the higher of (a) 1.5 times the 5-trading day volume-weighted average price of the WIHN Class B Shares on the SIX Swiss Stock Exchange immediately preceding the tranche closing date and (b) CHF 5.00. The number of warrants granted at each tranche subscription is calculated as 25% of the principal amount of each tranche divided by the volume-weighted average price of the trading day immediately preceding the tranche closing date. Each warrant agreement has a 3-year exercise period starting on the relevant subscription date. In line with ASC 470-20-25-2, for each subscription, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the warrant agreement is fair valued at grant using the Black-Scholes model and the market price of WIHN Class B Shares on the date of the subscription. The fair value of the debt is calculated using the discounted cash flow method.

During the year to December 31, 2021, WISeKey made a total of three subscriptions under the Anson Facility and the Anson First Amendment as follows:

-	The Anson Initial Tranche for convertibles notes in the amount of USD 11 million was issued on June 29, 2021. The funds were received on June 29, 2021. On June 29, 2021, in line with the terms of the Anson Facility, WISeKey issued Anson with 1,817,077 warrants on WIHN Class B Shares at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 296,208 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 1.39. The fair value of the debt was calculated using the discounted cash flow method as USD 11,354,678. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 279,660, and the credit entry was booked in APIC.

-	On September 28, 2021, an Anson Accelerated Tranche for convertibles notes in the amount USD 2.75 million. The funds were received on September 28, 2021. On September 28, 2021, in line with the terms of the Anson Facility, WISeKey issued Anson with 476,486 warrants on WIHN Class B Shares at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 97,520 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 1.25. The fair value of the debt was calculated using the discounted cash flow method as USD 2,822,613. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 91,838, and the credit entry was booked in APIC.

-	On October 27, 2021, an Anson Accelerated Tranche for convertibles notes in the amount USD 2.75 million. The funds were received on October 28, 2021. On October 27, 2021, in line with the terms of the Anson Facility, WISeKey issued Anson with 528,359 warrants on WIHN Class B Shares at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 86,318 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 1.12. The fair value of the debt was calculated using the discounted cash flow method as USD 2,822,789. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 81,597, and the credit entry was booked in APIC.

During the year ended December 31, 2021, Anson converted a total of USD 9.8 million out of the Anson Initial Tranche, resulting in the delivery of a total of 8,228,262 WIHN Class B Shares. There was no conversion out of the Anson Accelerated Tranches. A debt discount charge of USD 248,449 was amortized to the income statement, and unamortized debt discounts totaling USD 1,182,876 were booked to APIC on conversions as per ASC 470-02-40-4. There was no debt conversion expense recorded in the income statement in the year ended December 31, 2021

As at December 31, 2021, the outstanding Anson Facility available was USD 5.5 million. Convertible notes in an aggregate amount of USD 6.7 million remained unconverted and the unamortized debt discount balance was USD 762,858, hence a carrying value of USD 5,937,142 as at December 31, 2021.